Accrued Expenses And Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of:

	June 30, 2012	December 31, 2011

Accrued payroll and related employee costs	$114	$69
Accrued volume incentives	14	17
Accrued commissions	29	14
Restructuring accruals	17	20
Deferred income	66	76
Accrued interest	157	139
Relocation services home mortgage obligations	6	9
Other	180	176
	$583	$520

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of:

	December 31,
	2011	2010
Accrued payroll and related employee costs	$69	$93
Accrued volume incentives	17	17
Accrued commissions	14	15
Restructuring accruals	20	36
Deferred income	76	76
Accrued interest	139	112
Relocation services home mortgage obligations	9	16
Other	176	160
	$520	$525